Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Allowance for credit losses, accounts receivable | ¥	¥ 35,159	¥ 16,762
Prepaid expenses and other current assets allowance for credit losses | ¥	13,017	14,510
Allowance for credit losses, other non current assets | ¥	22,213	2,091
Total current liabilities	¥ 351,567	¥ 536,366
Common stock, shares authorized	20,000,000,000	20,000,000,000
Treasury stock, shares	192,412,690,000	140,393,870,000
Common Class A [Member]
Common stock, shares issued	1,208,831,222	1,208,831,222
Common stock, shares outstanding	1,016,418,532	1,068,437,352
Common Class B [Member]
Common stock, shares issued	949,960,000	949,960,000
Common stock, shares outstanding	949,960,000	949,960,000
Variable Interest Entity, Primary Beneficiary [Member]
Total current liabilities | ¥	¥ 250,879	¥ 399,285